Operating Segment and Geographic Information (Schedule of Long-Lived Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 39,925	¥ 41,368	¥ 34,206
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	24,799	27,336	28,234
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,417	2,693	1,073
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,435	2,106	1,582
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 10,274	¥ 9,233	¥ 3,317